Restructuring Activity Restructuring Charges	12 Months Ended
Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Activities Disclosure [Text Block]
Restructuring Activity
The Company has implemented several restructuring plans over the last several years in an effort to adapt operations to market conditions. In the second quarter of 2015, the Company announced further organizational changes including further workforce reductions and the consolidation of more facilities in locations deemed to have redundant operations. Similar to the restructuring activities of 2013 and 2014, the consolidations and organizational changes announced in 2015 are part of the Company's overall plan to streamline the organizational structure, lower structural operating costs, and increase liquidity.
The Company incurred the following restructuring expense (income) during the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
	2015	2014	2013
Employee termination and related benefits (a)	$17,012	$937	$2,702
Lease termination costs	444	186	1,448
Moving costs associated with plant consolidations	5,711	1,450	4,487
Professional fees	1,804	—	—
Gain on sale of fixed assets	(15,963)	(5,533)	—
Other exit costs	—	—	366
Total expense (income)	$9,008	$(2,960)	$9,003

(a) Employee termination and related benefits primarily consists of severance and pension related costs. Included in the year ended December 31, 2015 was a pension curtailment charge of $2,923, a pension settlement charge of $3,915, and an estimated pension withdrawal liability charge of $5,500 associated with the Company’s withdrawal from a multi-employer plan. Included in the year ended December 31, 2013 was a multi-employer pension withdrawal liability charge of $720.
Restructuring activity during the year ended December 31, 2015 that was associated with the April 2015 restructuring plan included employee termination and related benefits related to workforce reductions, lease termination costs, moving costs associated with plant consolidations, a gain on the sale of buildings and equipment, and professional fees. Also, in conjunction with the April 2015 plan, the Company recorded charges of $25,656 for inventory which was identified to be scrapped or written down. Management decided it was more economically feasible to scrap aged material as opposed to expending the time and effort to sell such material in the normal course. The charge includes a provision for small pieces of inventory at closing branches which will not be moved, as well as, provisions for excess inventory levels based on estimates of current and future market demand. The inventory charge is reported in cost of materials in the Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2015.
Restructuring activity during the year ended December 31, 2014 consisted of a gain on the sale of fixed assets in Houston where the Company completed a plant consolidation, partially offset by employee termination and related benefits for the workforce reductions announced in June 2014, moving costs associated with plant consolidations announced in October 2013 and lease termination costs related to the restructuring activities announced in January 2013. All of the June 2014 announced restructuring activities are complete.
Restructuring activity during the year ended December 31, 2013 consisted of moving costs, employee termination and related benefits related to workforce reductions, lease termination costs, and other exit costs associated with the plant consolidations announced in January 2013 and October 2013. Included in the 2013 restructuring activity was a charge of $1,236 for the write-off of small pieces of inventory at closing branches which could not be moved. The inventory charge is reported in cost of materials in the Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2013. The January 2013 and October 2013 announced restructuring activities are complete.
For the year ended December 31, 2015, the Company recognized cumulative charges of $50,627 related to restructuring activity under its 2015 restructuring plan which is consistent with expectations.
Restructuring reserve activity for the years ended December 31, 2015, 2014 and 2013 is summarized below:

		Period Activity
	Balance January 1	Costs (gains)	Cash (payments) receipts	Impairment and non-cash settlements(c)	Balance December 31 (a)
2015 Activity:
Employee termination and related benefits (a) (c)	$—	$17,012	$(1,873)	$(6,838)	$8,301
Lease termination costs (b)	636	444	(848)	—	232
Moving costs associated with plant consolidations	—	5,711	(5,711)	—	—
Professional Fees	—	1,804	(1,804)	—	—
Gain on sale of fixed assets	—	(15,963)	15,963	—	—
Inventory adjustment	—	25,656	—	(25,656)	—
Total 2015 Activity	$636	$34,664	$5,727	$(32,494)	$8,533
2014 Activity:
Employee termination and related benefits	$129	$937	$(1,066)	$—	$—
Lease termination costs	921	186	(471)	—	636
Moving costs associated with plant consolidations	—	1,450	(1,450)	—	—
Gain on sale of fixed assets	—	(5,533)	5,533	—	—
Total 2014 Activity	$1,050	$(2,960)	$2,546	$—	$636
2013 Activity:
Employee termination and related benefits	$—	$2,702	$(2,573)	$—	$129
Lease termination costs	—	1,448	(527)	—	921
Moving costs associated with plant consolidations	—	4,487	(4,318)	(169)	—
Inventory adjustment	—	1,236	—	(1,236)	—
Other exit costs	—	366	(366)	—	—
Total 2013 Activity	$—	$10,239	$(7,784)	$(1,405)	$1,050

(a) As of December 31, 2015, the short-term employee termination and related benefits of $2,801 is included in accrued payroll and employee benefits in the Consolidated Balance Sheets and the long-term portion associated liability associated with the Company's withdrawal from a multi-employer pension plan of $5,500 is included in other non-current liabilities in the Consolidated Balance Sheets.
(b) Payments on certain of the lease obligations are scheduled to continue until 2016. Market conditions and the Company’s ability to sublease these properties could affect the ultimate charge related to the lease obligations. Any potential recoveries or additional charges could affect amounts reported in the consolidated financial statements of future periods. As of December 31, 2015, the lease termination costs restructuring liability of $232 is included in accrued and other current liabilities in the Consolidated Balance Sheets.
(c) Included in costs (gains) and non-cash settlements for 2015 restructuring activity are charges for pension curtailment and pension settlement of $2,923 and $3,915, respectively.